Accounting Principles Applied in the Preparation of the Consolidated Financial Statements - Summary of Geographical Analysis of Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 28,479	$ 29,170
Switzerland [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	27,936	28,391
USA [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 543	$ 779